SHARE-BASED COMPENSATION - Binominal option pricing model (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares ¥ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2020 ¥ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free rate of return (per annum)	1.61%
Volatility	59.23%
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of underlying ordinary share | ¥ / shares	¥ 5.96
Expected term	10 years	10 years	10 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free rate of return (per annum)	1.61%	0.23%	1.78%
Volatility	59.23%	50.92%	57.20%
Exercise multiple	¥ 2.2	$ 2.2	$ 2.2
Fair value of underlying ordinary share		$ 17.11	$ 17.95
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free rate of return (per annum)		1.70%	2.56%
Volatility		56.70%	60.91%
Exercise multiple	¥ 2.8	$ 2.8	$ 2.8
Fair value of underlying ordinary share | (per share)			$ 31.15	¥ 37.71